Warrants (Tables)	9 Months Ended
Sep. 30, 2022
Warrants
Schedule of fair value of the tradeable warrants and non tradeable warrants

Total no. of warrants
In issue at December 31, 2020	9,929,139
Exercise of warrants during the period	(1,059,506)
In issue at December 31, 2021	8,869,633
Exercise of warrants during the period	—
In issue at September 30, 2022	8,869,633

Schedule of reconciliation of fair values

€’000
Balance – January 1, 2021	52,932
Fair value movement on warrants exercised*	3,211
Warrants exercised – foreign exchange differences**	67
Fair value movement on warrants unexercised (including exchange differences)*	(31,565)
Derecognition of warrant liability on exercise***	(9,374)
Balance – December 31, 2021	15,271
Fair value movement on warrants unexercised (including exchange differences)*	(5,535)
Balance – September 30, 2022	9,736

*	recognized in profit or loss - Adjustments to the fair value of derivatives – warrants
**	recognized in profit or loss - Other finance income
***	recognized in equity – Share premium